Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Six Circles Trust
Prospectus Date	rr_ProspectusDate	May 19, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SIX CIRCLES® TRUST

Six Circles Tax Aware Bond Fund

Supplement dated August 21, 2020

to the Summary Prospectus and Prospectus dated May 19, 2020

Effective August 31, 2020, Wendy Casetta is removed as a portfolio manager to the Six Circles Tax Aware Bond Fund (the “Fund”) and Nicholos Venditti is added. Accordingly, as of August 31, 2020, the portfolio manager information for WellsCap for the Fund in the “Risk/Return Summary — Management — Sub-Advisers” section of the Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

WellsCap

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Robert Miller	Inception	Senior Portfolio Manager
Terry Goode	Inception	Senior Portfolio Manager
Nicholos Venditti	2020	Senior Portfolio Manager

In addition, effective August 31, 2020, the ”The Funds’ Management and Administration — The Portfolio Managers — Sub-Advisers and Sub-Sub-Advisers — Tax Aware Bond Fund — WellsCap — Portfolio Managers” section of the Prospectus is hereby deleted in its entirety and replaced by the following:

Portfolio Managers:

Robert Miller, Terry Goode and Nicholos Venditti will serve as portfolio managers to the Tax Aware Bond Fund.

Mr. Miller joined Wells Capital Management in 2008, where he currently serves as a Senior Portfolio Manager with the Municipal Fixed-Income team.

Mr. Goode joined Wells Capital Management in 2002, where he currently serves as a Senior Portfolio Manager and a former Leader of the Tax-Exempt Research team.

Mr. Venditti joined Wells Capital Management in 2020, where he currently serves as a Senior Portfolio Manager with the Municipal Fixed-Income team. Before joining Wells Capital Management in 2020, he spent 10 years at Thornburg Investment Management, most recently as a senior portfolio manager and head of the Municipal Bond Group.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE

Six Circles Tax Aware Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SIX CIRCLES® TRUST

Six Circles Tax Aware Bond Fund

Supplement dated August 21, 2020

to the Summary Prospectus and Prospectus dated May 19, 2020

Effective August 31, 2020, Wendy Casetta is removed as a portfolio manager to the Six Circles Tax Aware Bond Fund (the “Fund”) and Nicholos Venditti is added. Accordingly, as of August 31, 2020, the portfolio manager information for WellsCap for the Fund in the “Risk/Return Summary — Management — Sub-Advisers” section of the Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

WellsCap

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Robert Miller	Inception	Senior Portfolio Manager
Terry Goode	Inception	Senior Portfolio Manager
Nicholos Venditti	2020	Senior Portfolio Manager

In addition, effective August 31, 2020, the ”The Funds’ Management and Administration — The Portfolio Managers — Sub-Advisers and Sub-Sub-Advisers — Tax Aware Bond Fund — WellsCap — Portfolio Managers” section of the Prospectus is hereby deleted in its entirety and replaced by the following:

Portfolio Managers:

Robert Miller, Terry Goode and Nicholos Venditti will serve as portfolio managers to the Tax Aware Bond Fund.

Mr. Miller joined Wells Capital Management in 2008, where he currently serves as a Senior Portfolio Manager with the Municipal Fixed-Income team.

Mr. Goode joined Wells Capital Management in 2002, where he currently serves as a Senior Portfolio Manager and a former Leader of the Tax-Exempt Research team.

Mr. Venditti joined Wells Capital Management in 2020, where he currently serves as a Senior Portfolio Manager with the Municipal Fixed-Income team. Before joining Wells Capital Management in 2020, he spent 10 years at Thornburg Investment Management, most recently as a senior portfolio manager and head of the Municipal Bond Group.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE